SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2014
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful live for property, plant and equipment	20 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful live for property, plant and equipment	10 years
Plant Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful live for property, plant and equipment	10 years
Plant Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful live for property, plant and equipment	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful live for property, plant and equipment	5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful live for property, plant and equipment	3 years
Motor Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful live for property, plant and equipment	4 years
Motor Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful live for property, plant and equipment	3 years